Fair Value of Financial Instruments Not Accounted For at Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities.

	December 31, 2014			December 31, 2015
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
Cash and cash equivalents	Level 1	62,526	62,526	87,779	87,779
Senior unsecured bond (note 9)	Level 2	(125,000)	(132,500)	(125,000)	(128,100)
Secured term loan facilities and revolving credit facility (Note 8)	Level 3	(417,859)	(381,783)	(505,294)	(453,689)